Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenues [Abstract]
Deferred Revenues

Deferred revenue for the years ended December 31, 2019 and 2020 are as follows which included in current and non-current non-financial liabilities in the consolidated statements of financial position:

		2019	2020
		In millions of won
Beginning balance	￦	8,606,563	9,201,538
Increase during the period		1,199,783	1,310,128
Recognized as revenue during the period		(604,808)	(643,477)

Ending balance	￦	9,201,538	9,868,189